S000019840 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	316 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Columbia Variable Portfolio - Large Cap Growth Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	15.98%	13.90%	15.83%
Performance Inception Date					Sep. 15, 1999
Columbia Variable Portfolio - Large Cap Growth Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	16.14%	14.04%	15.97%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - Large Cap Growth Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	15.85%	13.75%	15.69%
Performance Inception Date				May 03, 2010